Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 121,310	$ 64,860	$ 49,509
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment and amortization of intangible assets	98,156	98,356	88,111
Impairment of property, plant and equipment and intangible assets	0	0	9,034
Amortization of debt issuance costs	2,220	4,171	4,035
Share-based incentive compensation	13,919	8,835	3,958
Deferred tax (benefit)/provision	(3,634)	(7,667)	3,807
Foreign currency transactions	2,782	(14,402)	3,729
Other operating non-cash expenses	1,165	15,163	2,159
Changes in operating assets and liabilities, net of effects of businesses acquired:
(Increase)/decrease in trade receivables	(39,680)	(15,885)	(15,832)
(Increase)/decrease in inventories	(31,406)	(25,632)	(9,328)
Increase/(decrease) in trade payables	5,444	17,545	32,010
Increase/(decrease) in provisions	(4,427)	(12,317)	20,565
Increase/(decrease) in tax liabilities	4,843	(11,954)	636
Increase/(decrease) in other assets and liabilities that cannot be allocated to investing or financing activities	(48,707)	26,666	(14,957)
Net cash provided by operating activities	121,985	147,739	177,436
Cash flows from investing activities:
Cash received from the disposal of intangible assets and property, plant and equipment	64,672	0	2,360
Cash paid for the acquisition of intangible assets and property, plant and equipment	(116,157)	(90,282)	(70,864)
Acquisition of businesses, net of cash and cash equivalents acquired	(36,571)	0	0
Net cash used in investing activities	(88,056)	(90,282)	(68,504)
Cash flows from financing activities:
Proceeds from borrowings	0	11,890	0
Payments for debt issue costs	(741)	(5,327)	(2,106)
Repayments of long-term debt	(8,288)	(28,866)	(51,821)
Cash inflows related to current financial liabilities	48,963	11,652	0
Cash outflows related to current financial liabilities	(26,370)	(12,141)	0
Dividends paid to shareholders	(47,665)	(45,705)	(44,131)
Repurchase of common stock	(4,926)	0	(3,773)
Taxes paid for shares issued under net settlement feature	(4,741)	0	0
Net cash used in financing activities	(43,768)	(68,497)	(101,831)
Increase (decrease) in cash, cash equivalents and restricted cash	(9,839)	(11,040)	7,101
Cash, cash equivalents and restricted cash at the beginning of the period	75,213	80,480	73,709
Effect of exchange rate changes on cash	(3,770)	5,773	(329)
Cash, cash equivalents and restricted cash at the end of the period	61,604	75,213	80,480
Less restricted cash at the end of the period	4,588	2,929	2,574
Cash and cash equivalents at the end of the period	57,016	72,284	77,906
Cash paid for interest, net	(24,367)	(25,905)	(41,779)
Cash paid for income taxes	(60,228)	(39,549)	(19,652)
Supplemental disclosure of non-cash activity:
Liabilities under build-to-suit lease	$ 28,657	$ 0	$ 0